Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Loss Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

Basic and diluted loss per share for each of the periods presented were calculated as follows:

	For the Six Months Ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Numerator:
Net loss	(19,885,492)	(238,170,188)	(35,101,942)
Accretion to redemption value of mezzanine equity	(52,405,735)	—	—
Less: Net loss attributable to noncontrolling interests	(960)	(8,384,599)	(1,235,737)
Net loss attributable to the Pomdoctor Limited’s ordinary shareholders	(72,290,267)	(229,785,589)	(33,866,205)

Denominator:
Weighted average number of shares outstanding – basic	6,310,198	23,182,964	23,182,964
Weighted average number of shares outstanding – diluted	6,310,198	23,182,964	23,182,964

Loss per share – Basic:	(11.46)	(9.91)	(1.46)

Loss per share – Diluted:	(11.46)	(9.91)	(1.46)